                               RS INVESTMENT TRUST

                              PROSPECTUS SUPPLEMENT
                         TO PROSPECTUS DATED MAY 1, 2003



RS PARTNERS FUND

EXPENSE LIMITATION. The information regarding the RS Partners Fund in the table entitled "Fees and Expenses" on page 33 of the Prospectus is revised to read as follows:

            Management Fees                                        1.00%(2)
            Distribution (12b-1) Fees                              0.25%
            Other Expenses                                         0.54%
                                                                   ----
            Total Annual Fund Operating Expenses                   1.79%(2)
            Fee Waiver(1)                                          0.09%
            Expense Limitation(1)                                  0.21%
                                                                   ----
            Net Expenses(1)                                        1.49%(2)

(1) Net Expenses show the effect of a fee waiver and an expense limitation. The fee waiver is imposed pursuant to a subadministration and accounting services agreement between the Trust and PFPC, Inc. The fee waiver will apply in the current fiscal year and is expected to continue to apply in subsequent periods. The expense limitation is imposed pursuant to a written agreement between the Trust and RS Investments in effect through April 30, 2004.

(2) Management Fees, Total Annual Fund Operating Expenses, and Net Expenses have been restated to reflect a reduction in the management fees paid by RS Partners Fund from 1.25% to 1.00%.

The information regarding the RS Partners Fund in the table entitled "Example of Annual Fund Operating Expenses" on page 34 of the Prospectus is revised to read as follows:

                              1 Year      3 Years     5 Years      10 Years

RS Partners Fund               $152         $534       $940          $2073


May 1, 2003

[GRAPHIC]

PROSPECTUS RS INVESTMENT TRUST                                       MAY 1, 2003

CALL 1-800-766-FUND  www.RSinvestments.com

GROWTH

RS DIVERSIFIED GROWTH FUND

RS EMERGING GROWTH FUND

THE INFORMATION AGE FUND(R)

RS INTERNET AGE FUND(TM)

RS MIDCAP OPPORTUNITIES FUND

RS SMALLER COMPANY GROWTH FUND

RS VALUE + GROWTH FUND

VALUE

THE CONTRARIAN FUND(TM)

RS GLOBAL NATURAL RESOURCES FUND

RS PARTNERS FUND

CALL RS INVESTMENTS AT 1-800-766-FUND TO FIND OUT MORE ABOUT THE FUNDS. THIS PROSPECTUS EXPLAINS WHAT YOU SHOULD KNOW ABOUT THE FUNDS BEFORE YOU INVEST. PLEASE READ IT CAREFULLY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[RS INVESTMENTS LOGO]

TABLE OF CONTENTS

GROWTH FUND SUMMARY
   RS Diversified Growth Fund                         2
   RS Emerging Growth Fund                            5
   The Information Age Fund(R)                        8
   RS Internet Age Fund(TM)                          11
   RS MidCap Opportunities Fund                      15
   RS Smaller Company Growth Fund                    18
   RS Value + Growth Fund                            21

VALUE FUND SUMMARY
   The Contrarian Fund(TM)                           24
   RS Global Natural Resources Fund                  27
   RS Partners Fund                                  30

YOUR INVESTMENT
   Fees and Expenses                                 33
   Other Investment Strategies and Risks             35
   Risks of Investing in the Funds                   35
   Management of the Funds                           38
   Portfolio Managers                                40
   How Shares Are Priced                             42
   How to Purchase Shares                            42
   How to Sell Shares                                44
   Exchanges                                         46
   Dividends and Distributions                       46
   Taxes                                             46
   Distribution Arrangements and Rule 12b-1 Fees     47

FINANCIAL HIGHLIGHTS
   RS Diversified Growth Fund                        48
   RS Emerging Growth Fund                           49
   The Information Age Fund(R)                       50
   RS Internet Age Fund(TM)                          51
   RS MidCap Opportunities Fund                      52
   RS Smaller Company Growth Fund                    53
   RS Value + Growth Fund                            54
   The Contrarian Fund(TM)                           55
   RS Global Natural Resources Fund                  56
   RS Partners Fund                                  57

ADDITIONAL INFORMATION
   RS Investments Privacy Policy                     58
   Investing with RS                                 60

RS DIVERSIFIED GROWTH FUND

INVESTMENT OBJECTIVE Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in small-capitalization growth companies across a broadly diversified mix of industries. The Fund invests primarily in stocks of companies with market capitalizations of up to $1.5 billion, but may invest in larger companies.

In selecting investments for the Fund, RS Investments may look to see:

-  whether the company has a superior management team;

- whether the company has experienced or has the potential for superior earnings-per-share momentum;

- whether there is a possible catalyst that has the potential to drive earnings and valuations higher, such as new management or a new product launch.

RS Investments may consider selling a security for the Fund if:

-  the stock price declines substantially below the purchase price;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

-  the company's business fundamentals turn negative;

-  RS Investments believes that another investment offers a better opportunity.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund will likely invest a portion of its assets in technology and Internet-related companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

CALL 1-800-766-FUND

- SMALL COMPANIES RISK. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. The Fund will likely invest a substantial portion of its assets in companies in the technology and Internet sectors.

        TECHNOLOGY AND INTERNET-RELATED INVESTMENTS. Investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

                                                           www.RSinvestments.com

[CHART]

Annual Return
(Calendar Year End)

97       29.45%
98       16.28%
99      150.21%
00      -26.91%
01        1.88%
02      -39.12%

BEST QUARTER    Fourth Quarter 1999        62.94%
WORST QUARTER   Third Quarter 2001        -29.38%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last six calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                SINCE
                                                            INCEPTION
                                         1 YEAR   5 YEARS    (8/1/96)
Return Before Taxes                     -39.12%     5.69%      12.42%
Return After Taxes on Distributions+    -39.12%     3.66%       9.85%
Return After Taxes on Distributions
  and Sale of Fund Shares+              -24.02%     4.10%       9.44%
Russell 2000(R) Growth Index*           -30.26%    -6.59%      -1.68%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

RS EMERGING GROWTH FUND

INVESTMENT OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in smaller, rapidly growing emerging companies. The Fund generally invests in industry segments that are experiencing rapid growth and in companies with proprietary advantages.

RS Investments typically considers a number of factors in evaluating a potential investment, including, for example:

-  whether the company has a distinct proprietary element;

-  whether it is gaining market share;

- whether it is earning superior margins or experiencing superior profitability;

-  whether its incremental margins have potential to show improving returns;

-  whether it participates in an emerging space with a large market opportunity;

-  whether it has a strong management team.

RS Investments may consider selling a security for the Fund if:

- the company's growth rate deteriorates or its performance otherwise disappoints;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

- there is an unfavorable change in the company's management or corporate plans;

-  institutional ownership of the security increases substantially.

PRINCIPAL INVESTMENTS The Fund invests in a diversified portfolio of equity securities of companies that RS Investments believes have the potential for more rapid growth than the overall economy. The Fund normally invests at least 80% of its net assets in such emerging growth companies. Although the Fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of its investments will be in companies with market capitalizations of $1.5 billion or less. The Fund will likely invest a portion of its assets in technology and Internet-related companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. The Fund will likely invest a substantial portion of its assets in companies in the technology and Internet sectors.

        TECHNOLOGY AND INTERNET-RELATED INVESTMENTS. Investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

93        7.22%
94        7.96%
95       20.31%
96       21.53%
97       18.54%
98       28.02%
99      182.56%
00      -25.04%
01      -27.31%
02      -40.16%

BEST QUARTER    Fourth Quarter 1999      75.17%
WORST QUARTER   Third Quarter 2001      -31.26%

FUND PERFORMANCE The chart and table on this page provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart above shows changes in the Fund's performance for the last 10 calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                                   SINCE
                                                                               INCEPTION
                                          1 YEAR       5 YEARS      10 YEARS   (11/30/87)
Return Before Taxes                       -40.16%        3.36%        9.00%       15.08%
Return After Taxes on Distributions+      -40.16%        2.28%        6.35%       12.65%
Return After Taxes on Distributions
  and Sale of Fund Shares+                -24.66%        2.56%        6.36%       12.19%
Russell 2000(R) Growth Index*             -30.26%       -6.59%        2.62%        7.02%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

The RS Emerging Growth Fund is currently closed to new investors. See "Other Information About Purchasing Shares."

THE INFORMATION AGE FUND(R)

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in the information technology sector. Companies in the information technology sector include companies that RS Investments considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data.

RS Investments typically considers a number of factors in evaluating a potential investment, including, for example:

-  whether the company has a distinct proprietary element;

-  whether it is gaining market share;

- whether it is earning superior margins or experiencing superior profitability;

-  whether its incremental margins have potential to show improving returns;

-  whether it participates in an emerging space with a large market opportunity;

-  whether it has a strong management team.

RS Investments may consider selling a security for the Fund if:

- the company's growth rate deteriorates or its performance otherwise disappoints;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

- there is an unfavorable change in the company's management or corporate plans;

-  institutional ownership of the security increases substantially.

THE INFORMATION TECHNOLOGY SECTOR. The following examples illustrate the wide range of products and services provided by companies in this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

-  Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

-  Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

A particular company will be considered to be in the information technology sector if at the time of investment RS Investments determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, industries in the information technology sector. A company will also be considered to be in the information technology sector if RS Investments considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in the information technology sector.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- CONCENTRATION RISK. The Fund will concentrate its investments in companies in the information technology sector. As a result, the Fund will be subject to greater risk than funds that invest more broadly, because companies in that sector may share common characteristics and may react similarly to market developments or other factors affecting their values.

   Specifically, investments in information technology companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

96       26.72%
97        6.15%
98       52.20%
99      126.22%
00      -35.09%
01      -22.11%
02      -48.04%

BEST QUARTER   Fourth Quarter 1999        59.77%
WORST QUARTER  Third Quarter 2001        -33.81%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last seven calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                           SINCE
                                                                       INCEPTION
                                              1 YEAR       5 YEARS     (11/15/95)
Return Before Taxes                           -48.04%       -1.99%          1.75%
Return After Taxes on Distributions+          -48.04%       -3.53%          0.30%
Return After Taxes on Distributions
  and Sale of Fund Shares+                    -29.50%       -0.35%          2.18%
Pacific Stock Exchange
Technology Index*                             -33.33%        9.54%         11.91%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Pacific Stock Exchange (PSE) Technology Index is an unmanaged price-weighted index comprised of stocks from 15 different industries, including computer hardware, software, semiconductors, telecommunications, data storage and processing, electronics, and biotechnology. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

RS INTERNET AGE FUND(TM)

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in companies that RS Investments believes are likely to benefit substantially from the development of the Internet. Such companies may include (i) companies that provide access, infrastructure, content, products, or services to Internet companies or Internet users; (ii) companies engaged in e-commerce; and (iii) other companies in any industry that RS Investments believes are likely to benefit substantially as a direct or indirect result of the growth of the Internet.

The following examples illustrate the wide range of products and services provided by companies in which the Fund may invest:

- Computer hardware and software of any kind, including, for example, semiconductors, semiconductor equipment, Internet access devices and technologies, optical components, and any technology used in the distribution of data, voice, or interactive content.

- Telecommunications products and services including landline, satellite, and wireless technologies and any other related technology that may emerge in the future.

- E-commerce, including the distribution or sale of goods and services to individuals and businesses over the Internet or other means of electronic commerce.

- Medical products and services developed or provided through or using the Internet.

-  Multimedia products and services.

-  Data processing and interpretation products and services.

-  Dissemination of market, economic, and financial information.

The Fund may invest in companies that RS Investments believes are likely to benefit indirectly from the development of the Internet. For example, the Fund might invest in media companies that RS Investments believes will benefit substantially from advertising by companies providing products or services to Internet users. As a result, the Fund's investments will not necessarily be limited to technology or similar companies but may include issuers in a wide range of industries.

The Fund may invest in companies of any size. It is likely, however, that the Fund will, at times, invest a substantial portion of its assets in small- and mid-cap companies, if RS Investments believes that they offer the best opportunities for long-term capital appreciation.

RS Investments typically considers a number of factors in evaluating a potential investment, including, for example:

-  whether the company has a distinct proprietary element;

-  whether it is gaining market share;

- whether it is earning superior margins or experiencing superior profitability;

-  whether its incremental margins have potential to show improving returns;

-  whether it participates in an emerging space with a large market opportunity;

-  whether it has a strong management team.

RS Investments may consider selling a security for the Fund if:

- the company's growth rate deteriorates or its performance otherwise disappoints;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

- there is an unfavorable change in the company's management or corporate plans;

-  institutional ownership of the security increases substantially.

The Fund may sell securities short in an amount up to 25% of the value of the Fund's assets if RS Investments expects the values of those securities to decline.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund will normally invest at least 80% of its net assets in companies that RS Investments believes are likely to benefit substantially from the development of the Internet.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- SMALL AND MID-SIZE COMPANIES RISK. Small and mid-size companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small and mid-size companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- CONCENTRATION RISK. The Fund will concentrate its investments in companies in the Internet sector, and is likely to invest a substantial portion of its assets in other elements of the technology sector. As a result, the Fund will be subject to greater risk than funds that invest more broadly, because companies in those sectors may share common characteristics and may react similarly to market developments or other factors affecting their values.

   Specifically, investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

00      -46.39%
01      -11.79%
02      -43.23%

BEST QUARTER   Fourth Quarter 2001    53.60%
WORST QUARTER  Fourth Quarter 2000   -39.65%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows the Fund's performance for the last three calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                  SINCE
                                                              INCEPTION
                                                   1 YEAR      (12/1/99)
Return Before Taxes                                -43.23%       -30.40%
Return After Taxes on Distributions+               -43.23%       -30.40%
Return After Taxes on Distributions
  and Sale of Fund Shares+                         -26.54%       -22.18%
TheStreet.com/PHLX
Internet Sector Index-DOT*                         -55.60%       -53.76%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* TheStreet.com Internet Sector Index is an unmanaged, equal dollar-weighted index containing 25 leading Internet companies involved in Internet commerce, service, and software. Index results do not assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

RS MIDCAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE Long-term total return.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests principally in equity securities of mid-cap companies. RS Investments currently considers a company to be a mid-cap company if the company has a market capitalization of at least $1.5 billion and at most 120% of the market capitalization of the largest company included in the Russell Midcap(R) Index on the date of the last reconstitution of that index.

In selecting investments for the Fund, RS Investments may look to see:

-  whether the company has a superior management team;

- whether the company has experienced or has the potential for superior earnings-per-share momentum;

- whether there is a possible catalyst that has the potential to drive earnings and valuations higher, such as new management or a new product launch.

RS Investments may consider selling a security for the Fund if:

-  the stock price declines substantially below the purchase price;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

-  the company's business fundamentals turn negative;

-  RS Investments believes that another investment offers a better opportunity.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be mid-cap companies. The Fund will likely invest a portion of its assets in technology and Internet-related companies. The Fund may invest in debt securities and in securities convertible into equity securities.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- MID-SIZE COMPANIES RISK. Mid-size companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about mid-size companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- DEBT SECURITIES RISK. Debt securities are obligations to make payments of principal and/or interest on future dates. As interest rates rise, the values of the Fund's debt securities are likely to fall. This risk is generally greater for debt securities with longer maturities. Debt securities also carry the risk that the issuer or the guarantor of a security will be unable or unwilling to make timely principal and/or interest payments, or otherwise to honor its obligations.

- CONVERTIBLE SECURITIES RISK. Convertible securities include corporate bonds, debentures, notes, or preferred stocks that can be exchanged for common stock or other equity securities of the same or a different issuer. As a result, convertible securities are subject to the general risks of investing in debt securities and to the risks of investment in equity securities, as well.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. The Fund will likely invest a substantial portion of its assets in companies in the technology and Internet sectors.

        TECHNOLOGY AND INTERNET-RELATED INVESTMENTS. Investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

96                  24.16%
97                  22.40%
98                  11.65%
99                  56.12%
00                  -6.28%
01                 -14.01%
02                 -26.41%

BEST QUARTER   Fourth Quarter 1999   33.16%
WORST QUARTER  Third Quarter 2001   -26.63%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last seven calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                                SINCE
                                                                            INCEPTION
                                                   1 YEAR      5 YEARS       (7/12/95)
Return Before Taxes                                -26.41%        0.67%          7.90%
Return After Taxes on Distributions+               -26.41%       -3.40%          3.89%
Return After Taxes on Distributions
  and Sale of Fund Shares+                         -16.22%       -0.49%          5.31%
Russell Midcap(R) Growth Index*                    -27.41%       -1.82%          4.68%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell Midcap(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

RS SMALLER COMPANY GROWTH FUND

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in companies with market capitalizations of $750 million or less at the time of investment.

In selecting investments for the Fund, RS Investments looks for:

-  companies with sustainable revenue and earnings growth;

- companies that have a sustainable competitive advantage, superior financial characteristics, and strong management;

-  companies that are underfollowed by Wall Street analysts.

The Fund may sell a stock when RS Investments believes that:

-  a company no longer provides these advantages;

-  the stock's price fully reflects the company's value.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in companies considered by RS Investments at the time to be smaller companies-- currently companies with market capitalizations of $750 million or less. The Fund will likely invest a portion of its assets in technology and Internet-related companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. The Fund will likely invest a substantial portion of its assets in companies in the technology and Internet sectors.

        TECHNOLOGY AND INTERNET-RELATED INVESTMENTS. Investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

97                30.45%
98                -0.63%
99                56.66%
00                 4.44%
01                 8.31%
02               -39.07%

BEST QUARTER   Fourth Quarter 1999   34.90%
WORST QUARTER  Third Quarter 2002   -27.06%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last six calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                                SINCE
                                                                            INCEPTION
                                                   1 YEAR      5 YEARS       (8/15/96)
Return Before Taxes                                -39.07%        1.42%          7.00%
Return After Taxes on Distributions+               -39.91%        0.53%          6.27%
Return After Taxes on Distributions
  and Sale of Fund Shares+                         -23.96%        1.21%          5.84%
Russell 2000(R) Growth Index*                      -30.26%       -6.59%         -2.17%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

RS VALUE + GROWTH FUND

INVESTMENT OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of mid-and large-capitalization companies (with market capitalizations greater than $1.5 billion).

In selecting investments for the Fund, RS Investments may look to see:

-  whether the company has a superior management team;

- whether the company has experienced or has the potential for superior earnings-per-share momentum;

- whether there is a possible catalyst that has the potential to drive earnings and valuations higher, such as new management or a new product launch.

RS Investments may consider selling a security for the Fund if:

-  the stock price declines substantially below the purchase price;

- the price of the security attains RS Investments' price target or otherwise appears relatively high;

-  the company's business fundamentals turn negative;

-  RS Investments believes that another investment offers a better opportunity.

The Fund may invest in securities of larger and smaller companies.

PRINCIPAL INVESTMENTS The Fund invests primarily in equity securities of growth companies with favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns. The Fund will likely invest a portion of its assets in technology and Internet-related companies.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in growth style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- MID-SIZE COMPANIES RISK. Mid-size companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about mid-size companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. The Fund will likely invest a substantial portion of its assets in companies in the technology and Internet sectors.

        TECHNOLOGY AND INTERNET-RELATED INVESTMENTS. Investments in technology and Internet-related companies may be highly volatile. Changes in their prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Their values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of such companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

93          21.57%
94          23.11%
95          42.70%
96          14.12%
97          13.81%
98          27.44%
99          28.43%
00         -11.09%
01         -20.43%
02         -27.53%

BEST QUARTER   Fourth Quarter 1998   24.07%
WORST QUARTER  Third Quarter 2001   -17.89%

FUND PERFORMANCE The chart and table on this page provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart above shows changes in the Fund's performance for the last ten calendar years. The table to the left compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                                      SINCE
                                                                                  INCEPTION
                                            1 YEAR      5 YEARS      10 YEARS     (5/12/92)
Return Before Taxes                         -27.53%       -3.45%         8.82%         9.24%
Return After Taxes on Distributions+        -27.53%       -5.32%         6.92%         7.43%
Return After Taxes on Distributions
  and Sale of Fund Shares+                  -16.91%       -2.30%         7.50%         7.90%
Russell 1000(R) Growth Index*               -27.88%       -3.84%         6.71%         7.15%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 1000(R) Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000(R) Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

THE CONTRARIAN FUND(TM)

INVESTMENT OBJECTIVE Maximum long-term growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests worldwide in attractively priced equity securities. The Fund invests in businesses that are undervalued--including, for example, companies that have not yet been discovered or become popular, unpopular companies with growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out of favor due to short-term factors. Although the Fund may invest in companies of any size, it may at times invest a substantial portion of its assets in smaller companies.

RS Investments performs substantial fundamental analysis to identify companies offering the potential for growth but which are undervalued or out of favor, or have been overlooked. RS Investments uses a cash flow-return analysis to evaluate investments for the Fund and attempts to identify companies that have sustainable, long-term rates of return that exceed their costs of capital.

PRINCIPAL INVESTMENTS The Fund invests primarily in equity securities of domestic, multinational, and foreign companies whose potential values generally have been overlooked by other investors. The Fund may at times invest a substantial portion of its assets in companies engaged in the production, development, or sale of natural resources.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in value style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- SMALL AND MID-SIZE COMPANIES RISK. Small and mid-size companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small and mid-size companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- FOREIGN SECURITIES RISK. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions. The Fund may at times invest a substantial portion of its assets in companies in natural resources industries.

        NATURAL RESOURCES INVESTMENTS. Investments in companies in natural resources industries are subject to a number of risks, including, for example, changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Changes in regulatory policies may have a material effect on the business of companies in those industries.

- LIQUIDITY RISK. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business, possibly preventing the Fund from selling such securities at an advantageous time or price. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

94             -5.52%
95             30.86%
96             21.68%
97            -29.51%
98            -32.69%
99             38.31%
00             10.30%
01             -8.25%
02              1.38%

BEST QUARTER   Second Quarter 1999   21.71%
WORST QUARTER  Third Quarter 1998   -30.17%

FUND PERFORMANCE The chart and table on this page provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart above shows changes in the Fund's performance for the last nine calendar years. The table to the left compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                              SINCE
                                                          INCEPTION
                                        1 YEAR   5 YEARS  (6/30/93)
Return Before Taxes                       1.38%    -0.91%      1.32%
Return After Taxes on Distributions+      1.38%    -1.21%      1.02%
Return After Taxes on Distributions
  and Sale of Fund Shares+                0.85%    -0.80%      0.99%
MSCI AC World Free Index*               -18.98%    -1.94%      5.08%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is an unmanaged market-capitalization-weighted index composed of companies representative of the market structure of 49 developed and emerging market countries. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

RS GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of issuers in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

Companies in natural resources industries include companies that RS Investments considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources include, for example, energy sources, precious metals, forest products, real estate, food, nonferrous metals, and other basic commodities.

Companies in natural resources industries may include, for example:

- Companies that participate in the discovery and development of natural resources from new or conventional sources.

- Companies that own or produce natural resources such as oil, natural gas, precious metals, and other commodities.

- Companies that engage in the transportation, distribution, or processing of natural resources.

- Companies that contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control.

- Companies that provide related services such as mining, drilling, chemicals, and related parts and equipment.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment RS Investments determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if RS Investments considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.

RS Investments performs substantial fundamental analysis to identify companies offering the potential for capital appreciation. RS Investments uses a cash flow-return analysis to evaluate investments for the Fund and attempts to identify companies with rates of return that exceed their costs of capital over a commodity cycle.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in securities of companies RS Investments considers to be principally engaged in natural resources industries.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in value style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- FOREIGN SECURITIES RISK. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

- CONCENTRATION RISK. The Fund will concentrate its investments in companies in natural resources industries. As a result, the Fund will be subject to greater risk than funds that invest more broadly, because companies in those industries may share common characteristics and may react similarly to market developments or other factors affecting their values.

   Specifically, investments in companies in natural resources industries are subject to a number of risks, including, for example, changes in commodities prices, changes in demand for various natural resources, changes in energy prices, and international political and economic developments. Changes in regulatory policies may have a material effect on the business of companies in those industries.

- LIQUIDITY RISK. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business, possibly preventing the Fund from selling such securities at an advantageous time or price. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

96           41.21%
97          -17.14%
98          -34.45%
99           22.39%
00           25.85%
01            0.61%
02           17.04%

BEST QUARTER   Second Quarter 1999    28.04%
WORST QUARTER  Third Quarter 1998    -22.47%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last seven calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                   SINCE
                                                               INCEPTION
                                         1 YEAR     5 YEARS   (11/15/95)
Return Before Taxes                       17.04%       3.52%        4.91%
Return After Taxes on Distributions+      17.04%       3.42%        4.76%
Return After Taxes on Distributions
  and Sale of Fund Shares+                10.46%       2.82%        3.97%
Lipper Natural Resources Index*           -7.22%       1.47%        7.92%
  (reflects no deduction for fees,
  expenses, or taxes)
S&P 500(R) Index**                       -22.15%      -0.62%        7.30%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Lipper Natural Resources Index is an unmanaged, equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds, adjusted for the reinvestment of capital gains distributions and income dividends.

** The S&P 500(R) Index is an unmanaged market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index results assume the reinvestment of dividends paid on the stocks constituting the index.

RS PARTNERS FUND

INVESTMENT OBJECTIVE Long-term growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests in equity securities primarily of companies with market capitalizations of up to $2 billion that RS Investments believes are undervalued. In evaluating investments for the Fund, RS Investments employs a value methodology, combining Graham & Dodd balance sheet analysis and cash flow analysis (such as the Holt/Value Search cash-flow model). The Fund may invest most or all of its assets in securities of U.S. companies, but may also invest any portion of its assets in foreign securities. The Fund is a non-diversified mutual fund.

In determining whether to buy or sell investments for the Fund, RS Investments will:

-  Perform fundamental research focusing on business analysis;

-  Observe how management allocates capital;

-  Strive to understand the unit economics of the business of the company;

-  Study the cash flow rate of return on capital employed;

-  Discern the sources and uses of cash;

-  Consider how management is compensated;

-  Ask how the stock market is pricing the entire company.

PRINCIPAL INVESTMENTS The Fund invests principally in equity securities.

PRINCIPAL RISKS It is possible to lose money on an investment in the Fund.

- EQUITY SECURITIES RISK. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting equity securities markets generally. The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. The values of equity securities may also decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

- INVESTMENT STYLE RISK. Different types of stocks tend to shift into and out of favor with investors depending on changes in market and economic conditions. Because the Fund invests in value style stocks, its performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

- SMALL COMPANIES RISK. Small companies tend to be more vulnerable to adverse developments than larger companies. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of their securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

- NONDIVERSIFICATION RISK. A non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund. As a result, a decline in the market value of a particular security held by a non-diversified fund may affect the fund's value more than if the fund were a diversified fund.

- FOREIGN SECURITIES RISK. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation.

- OVERWEIGHTING RISK. Overweighting investments in certain sectors or industries increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries. Price declines may result from factors that affect a particular sector or industries within a sector, such as labor shortages or increased production costs, competitive conditions, or negative investor perceptions.

- LIQUIDITY RISK. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business, possibly preventing the Fund from selling such securities at an advantageous time or price. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities.

- PORTFOLIO TURNOVER RISK. Frequent purchases and sales of the Fund's portfolio securities involve expenses to the Fund, including brokerage commissions and other transaction costs, which reduce the Fund's performance. They may also result in realization of taxable capital gains, which may be taxed to shareholders at ordinary income tax rates.

[CHART]

Annual Return
(Calendar Year End)

96            43.15%
97            18.08%
98           -27.38%
99             3.73%
00            31.44%
01            16.72%
02             1.23%

BEST QUARTER   First Quarter 1996   18.38%
WORST QUARTER  Third Quarter 1998  -23.37%

FUND PERFORMANCE The chart and table to the left provide some indication of the risk of investing in the Fund by showing changes in the Fund's performance from year to year, and by comparing the Fund's returns with those of a broad measure of market performance. The bar chart to the left shows changes in the Fund's performance for the last seven calendar years. The table below the bar chart compares the Fund's performance to a broad-based market index. THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT AN INDICATION OF FUTURE PERFORMANCE. IT IS POSSIBLE TO LOSE MONEY ON AN INVESTMENT IN THE FUND. The Fund may not achieve its investment objective.

Average Annual Total Returns
(Periods Ended 12/31/02)

                                                                        SINCE
                                                                    INCEPTION
                                           1 YEAR       5 YEARS      (7/12/95)
Return Before Taxes                          1.23%         3.19%         10.11%
Return After Taxes on Distributions+         1.15%         2.67%          9.41%
Return After Taxes on Distributions
  and Sale of Fund Shares+                   0.82%         2.36%          8.17%
Russell 2000(R) Value Index*               -11.43%         2.71%          9.58%
  (reflects no deduction for fees,
  expenses, or taxes)

+ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Russell 2000(R) Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

YOUR INVESTMENT

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                      RS DIVERSIFIED        RS EMERGING    THE INFORMATION       RS INTERNET          RS MIDCAP
                                              GROWTH             GROWTH        AGE FUND(R)      AGE FUND(TM)      OPPORTUNITIES
Management Fees                                 1.00%              1.00%              1.00%             1.25%              1.00%
Distribution (12b-1) Fees                       0.25%              0.25%              0.25%             0.25%              0.25%
Other Expenses                                  0.44%              0.43%              0.55%             0.81%              0.42%
                                     ---------------    ---------------    ---------------   ---------------    ---------------
Total Annual Fund Operating Expenses            1.69%              1.68%              1.80%             2.31%              1.67%
Fee Waiver(1)                                   0.03%                --               0.06%             0.08%              0.05%
                                     ---------------    ---------------    ---------------   ---------------    ---------------
Net Expenses(1)                                 1.66%              1.68%              1.74%             2.23%              1.62%

                                          RS SMALLER                                               RS GLOBAL
                                             COMPANY         RS VALUE +     THE CONTRARIAN           NATURAL
                                              GROWTH             GROWTH           FUND(TM)         RESOURCES        RS PARTNERS
Management Fees                                 1.25%              1.00%              1.00%             1.00%              1.00%(2)
Distribution (12b-1) Fees                       0.25%              0.25%              0.25%             0.25%              0.25%
Other Expenses                                  0.45%              0.42%              0.49%             0.61%              0.54%
                                     ---------------    ---------------    ---------------   ---------------    ---------------
Total Annual Fund Operating Expenses            1.95%              1.67%              1.74%             1.86%              1.79%(2)
Fee Waiver(1)                                   0.05%              0.05%              0.07%             0.09%              0.09%
                                     ---------------    ---------------    ---------------   ---------------    ---------------
Net Expenses(1)                                 1.90%              1.62%              1.67%             1.77%              1.70%(2)

(1) The Net Expenses shown above show the effect of a fee waiver imposed pursuant to a subadministration and accounting services agreement between the Trust and PFPC, Inc. The fee waiver will apply in the current fiscal year and is expected to continue to apply in subsequent periods.

(2) Management Fees, Total Annual Fund Operating Expenses, and Net Expenses have been restated to reflect a reduction in the management fees paid by RS Partners Fund from 1.25% to 1.00%.

Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

Shareholder Fees
(paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases      None
Maximum Deferred Sales Charge (Load)                  None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                                None
Redemption Fee(1)                                     None
Exchange Fee                                          None
Annual Account Maintenance Fee(2)
  (for accounts under $2,000)                        $  20

(1) A $9.00 fee is charged for redemptions made by bank wire.

(2) Each Fund reserves the right to deduct an annual account maintenance fee of $20 from accounts in the Fund with a balance of less than $2,000 at the end of the calendar year. All account maintenance fees are retained by that Fund.

EXAMPLE This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for the first year are the same as those shown on the previous page under "Net Expenses" and for all subsequent years are the same as those shown on the previous page under "Total Annual Fund Operating Expenses." Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

Example of Annual Fund Operating Expenses
(based on $10,000 investment)

                                    1 YEAR     3 YEARS   5 YEARS    10 YEARS
RS Diversified Growth Fund         $    169   $    530   $    914   $  1,989
RS Emerging Growth Fund            $    171   $    529   $    911   $  1,980
The Information Age Fund(R)        $    177   $    560   $    968   $  2,104
RS Internet Age Fund(TM)           $    227   $    713   $  1,226   $  2,628
RS MidCap Opportunities Fund       $    165   $    522   $    902   $  1,965
RS Smaller Company Growth Fund     $    193   $    607   $  1,046   $  2,262
RS Value + Growth Fund             $    165   $    522   $    902   $  1,965
The Contrarian Fund(TM)            $    170   $    541   $    936   $  2,039
RS Global Natural Resources Fund   $    180   $    576   $    996   $  2,165
RS Partners Fund                   $    173   $    554   $    960   $  2,090

OTHER INVESTMENT STRATEGIES AND RISKS

A Fund may not achieve its objective in all circumstances and you could lose money by investing. The following provides more detail about the Funds' principal risks and about circumstances that could adversely affect the value of a Fund's shares or its total return.

In addition to the principal investment strategies described in the summary information above, the Funds may at times use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that RS Investments might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the investment adviser.

The Funds' investment strategies and the portfolio investments of many of the Funds differ from those of most other mutual funds. RS Investments seeks aggressively to identify favorable securities, economic and market sectors, and investment opportunities that other investors and investment advisers may not have identified. RS Investments may devote more of a Fund's assets to pursuing an investment opportunity than many other mutual funds might; it may buy or sell an investment at times different from when most other mutual funds might do so; and it may select investments for a Fund that would be inappropriate for less aggressive mutual funds. Each Fund may hold a portion of its assets in cash or money market investments.

All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment. References in the discussion of a Fund's investment policies above to 80% of the Fund's net assets refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes.

The Trustees of the Trust may change the investment objective and policies of any Fund without a vote of the shareholders unless otherwise specifically stated.

RISKS OF INVESTING IN THE FUNDS

INVESTMENTS IN SMALL AND MID-SIZE COMPANIES Small and mid-size companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record or success. Also, RS Investments may not have had an opportunity to evaluate such newer companies' performance in adverse or fluctuating market conditions. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of small or mid-size issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when RS Investments would otherwise have sold the security. It is possible that RS Investments or its affiliates or clients may hold securities issued by the same issuers and may, in some cases, have acquired the securities at different times, on more favorable terms, or at more favorable prices than a Fund.

FOREIGN SECURITIES (PRINCIPALLY, THE CONTRARIAN FUND(TM), RS GLOBAL NATURAL RESOURCES FUND, AND RS PARTNERS FUND) The Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in this Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities. Each of the Funds other than those listed above, except as otherwise provided in this Prospectus, may invest in foreign securities, though none of those Funds would be expected to do so to a substantial extent.

A Fund may at times invest in securities of issuers in developing countries. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, if any, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. Securities traded in the over-the-counter markets in such countries and not on any exchange may be illiquid and expose a Fund to the credit risk of its counterparties in trading those investments. The prices of securities of issuers in developing countries are subject to greater volatility than those of issuers in many more developed countries.

DEBT SECURITIES (RS MIDCAP OPPORTUNITIES FUND) RS MidCap Opportunities Fund may invest in fixed-income securities and other debt securities. Those securities may include lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Statement of Additional Information.

SHORT SALES (RS INTERNET AGE FUND(TM)) When RS Investments anticipates that the price of a security will decline, RS Internet Age Fund(TM) may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

NONDIVERSIFICATION AND SECTOR CONCENTRATION RS Partners Fund is a non-diversified investment company and so may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, a regulated investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in the securities of any one issuer other than U.S. Government securities and securities of certain investment companies. In addition, with respect to 50% of its total assets, a regulated investment company may generally not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities and securities of certain other investment companies) or hold more than 10% of the outstanding voting securities of an issuer. Thus, RS Partners Fund may invest up to 25% of its total assets in the securities of each of any two issuers. As a result, a decline in the market value of a particular security held by RS Partners Fund may affect the Fund's value more than if the Fund were a diversified investment company.

At times, any of the Funds may invest more than 25% of its assets in securities of issuers in one or more market sectors such as the technology sector. A market sector may be made up of companies in a number of related industries. A Fund (other than The Information Age Fund(R), RS Internet Age Fund(TM), and RS Global Natural Resources Fund, which typically concentrate in specific market sectors) would only concentrate its investments in a particular market sector if RS Investments were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

TECHNOLOGY AND THE INTERNET Many of the Funds may invest all or a substantial portion of their assets in companies in the technology or Internet-related sectors. Companies in those sectors operate in markets that are characterized by rapid change, evolving industry standards, frequent new service and product announcements, introductions, and enhancements, and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Investments in these sectors may be highly volatile.

SECURITIES LOANS AND REPURCHASE AGREEMENTS The Funds (other than RS Value + Growth Fund) may lend portfolio securities, and the Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

DEFENSIVE STRATEGIES At times, RS Investments may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RS Investments may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities RS Investments believes to be consistent with the Fund's best interests. If such a temporary "defensive" strategy is implemented, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The portfolio turnover rates for each of the Funds are set forth under "Financial Highlights."

MANAGEMENT OF THE FUNDS

RS Investment Management, L.P. ("RS Investments"), a California limited partnership, 388 Market Street, San Francisco, CA 94111, is the investment adviser for each of the Funds. RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987.

Subject to such policies as the Trustees may determine, RS Investments furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. The Trust pays all expenses not assumed by RS Investments including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Funds' Distribution Plan.

RS Investments places all orders for purchases and sales of the Funds' investments. In selecting broker-dealers, RS Investments may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, RS Investments may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

RS Investments may at times bear certain expenses of the Funds. RS Investments may seek reimbursement for those expenses within the succeeding two-year period, subject to any expense limitations then applicable to the Fund in question.

ADMINISTRATIVE SERVICES Each of RS Diversified Growth, The Information Age(R), RS Internet Age(TM), RS MidCap Opportunities, RS Smaller Company Growth, and RS Global Natural Resources Funds has entered into an agreement with RS Investments pursuant to which RS Investments provides administrative services to the Fund. No fees are payable by the Funds under the agreement.

Advisory Fees
(as a percentage of each Fund's average net assets)

                                               ADVISORY   CONTRACTUAL
                                           FEES PAID(1)          RATE
RS Diversified Growth Fund                         1.00%         1.00%
RS Emerging Growth Fund                            1.00%         1.00%
The Information Age Fund(R)                        1.00%         1.00%
RS Internet Age Fund(TM)                           1.25%         1.25%
RS MidCap Opportunities Fund                       1.00%         1.00%
RS Smaller Company Growth Fund                     1.28%         1.25%
RS Value + Growth Fund                             1.00%         1.00%
The Contrarian Fund(TM)                            1.00%         1.00%
RS Global Natural Resources Fund                   1.00%         1.00%
RS Partners Fund                                   1.21%         1.00%(2)

(1) Advisory Fees Paid reflect reimbursements to RS Investments by the Funds during the year for expenses borne by RS Investments under applicable expense limitations.

(2) Reduced from 1.25% to 1.00% effective October 7, 2002.

PORTFOLIO MANAGERS

[PHOTO OF STEPHEN J. BISHOP]

STEPHEN J. BISHOP has been co-portfolio manager of the RS INTERNET AGE
FUND(TM) since January 2001 and THE INFORMATION AGE FUND(R) since July 2001.
Mr. Bishop joined RS Investments in 1996 as a research analyst, covering the technology sector. Prior to joining the firm, he was an analyst in the corporate finance department of Dean Witter Reynolds, Inc., and a summer associate at RCM Capital Management. Mr. Bishop holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

[PHOTO OF JAMES L. CALLINAN]

JAMES L. CALLINAN has managed the RS EMERGING GROWTH FUND since 1996. He has also been co-portfolio manager of the RS INTERNET AGE FUND(TM) since its inception and THE INFORMATION AGE FUND(R) since July 2001. Prior to joining the firm in June 1996, Mr. Callinan was portfolio manager of the Putnam OTC & Emerging Growth Fund. He received a B.A. in economics from Harvard College, an M.S. in accounting from New York University, and an M.B.A. from Harvard Business School. Mr. Callinan is also a Chartered Financial Analyst.

[PHOTO OF WENDELL H. LAIDLEY]

WENDELL H. LAIDLEY has been co-portfolio manager of the RS INTERNET AGE FUND(TM) and THE INFORMATION AGE FUND(R) since February 2002. Prior to joining RS Investments in February 2002, he was a director and senior equity analyst in the Technology Group of Credit Suisse First Boston. He also held research analyst positions at Deutsche Bank Technology Group; at Wessels, Arnold & Henderson; and at Volpe, Welty & Company. Mr. Laidley holds a B.A. in economics from Hobart & William Smith College.

[PHOTO OF ANDREW P. PILARA, JR.]

ANDREW P. PILARA, JR. has managed the RS PARTNERS FUND and the RS GLOBAL NATURAL RESOURCES FUND since their inceptions. Mr. Pilara has been primarily responsible for the management of THE CONTRARIAN FUND(TM) since January 2001. Prior to joining the firm in 1993, he was president of Pilara Associates, an investment management firm he established in 1974. He has been involved in the securities business for nearly 30 years, with experience in portfolio management, research, trading, and sales. Mr. Pilara holds a B.A. in economics from St. Mary's College.

[PHOTO OF JOHN H. SEABERN]

JOHN H. SEABERN is co-portfolio manager of the RS DIVERSIFIED GROWTH FUND and has served on the Fund's management team since its inception. Mr. Seabern is also a research analyst for the RS MIDCAP OPPORTUNITIES FUND. Prior to joining the firm in September 1993, he was employed by Duncan-Hurst Capital Management. Mr. Seabern holds a B.S. in finance from the University of Colorado, and is a Chartered Financial Analyst.

[PHOTO OF JAY SHERWOOD]

JAY SHERWOOD has been co-portfolio manager of the RS MIDCAP OPPORTUNITIES FUND since January 1, 2003. Before that time, Mr. Sherwood served as an analyst in the growth equities group of RS Investments since 1995, and before joining RS Investments he obtained his CPA at Deloitte & Touche. Mr. Sherwood holds a B.A. in economics and business from the University of California at Los Angeles, and is a Chartered Financial Analyst.

[PHOTO OF ALLISON THACKER]

ALLISON THACKER is co-portfolio manager of the RS INTERNET AGE FUND(TM) and THE INFORMATION AGE FUND(R). Prior to joining RS Investments in July 2000 as an analyst covering Internet and consumer discretionary stocks, she worked as an analyst at Putnam Investments and as an analyst in the energy group at Merrill Lynch & Company. Mrs. Thacker holds a B.A. in economics from Rice University and an M.B.A. from Harvard Business School.

[PHOTO OF JOHN L. WALLACE]

JOHN L. WALLACE has managed the RS MIDCAP OPPORTUNITIES FUND and the RS DIVERSIFIED GROWTH FUND since their inceptions. Mr. Wallace has also led a team of investment professionals managing the RS VALUE + GROWTH FUND since July 2001. Prior to joining the firm in 1995, he was a vice president at Oppenheimer Management Corporation and portfolio manager of the Oppenheimer Main Street Income and Growth Fund. Mr. Wallace holds a B.A. from the University of Idaho and an M.B.A. from Pace University.

[PHOTO OF WILLIAM J. WOLFENDEN III]

WILLIAM J. WOLFENDEN III has managed the RS SMALLER COMPANY GROWTH FUND since joining RS Investments in April 2001. Prior to that time, Mr. Wolfenden had been at Dresdner RCM Global Investors since 1994, where he served on the micro-cap and small-cap growth investment management teams. Previously, he spent four years in commercial banking for Westamerica Bank and the Bank of California. Mr. Wolfenden holds a B.A. in economics from Southern Methodist University and an M.B.A. with a dual concentration in finance and accounting from Vanderbilt University.

HOW SHARES ARE PRICED

Each Fund calculates the net asset value of its shares by dividing the total value of its assets, less its liabilities, by the number of shares outstanding. Shares are valued as of 4:30 p.m. Eastern Time on each day the New York Stock Exchange is open. The Funds value their portfolio securities for which market quotations are readily available at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. The Funds value all other securities and assets at their fair values as determined in accordance with guidelines and procedures adopted by the Trust's Board of Trustees.

The Funds will not price their shares on days when the New York Stock Exchange is closed.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of a Fund's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies. All assets and liabilities of a Fund denominated in foreign currencies are valued in U.S. dollars based on the exchange rate last quoted by a major bank prior to the time when the net asset value of a Fund's shares is calculated. Because certain of the securities in which a Fund may invest may trade on days when such Fund does not price its shares, the net asset value of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information for large numbers of securities issues, the values of certain securities (such as convertible bonds) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange, which will not be reflected in the computation of net asset value. If events materially affecting the values of such securities occur during such period, then these securities will be valued at their fair values following procedures approved by the Trustees.

During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

HOW TO PURCHASE SHARES

Currently, your minimum initial investment is $5,000 in any Fund ($1,000 for IRA and for gift/transfer-to-minor accounts), and your subsequent investments must be at least $100 ($1 for IRA). You may obtain an Application by calling RS Investments at 1-800-766-FUND, by visiting www.RSinvestments.com, or by writing to RS Investments at 388 Market Street, San Francisco, CA 94111. For more information on RS Funds IRAs, please call to request an IRA Disclosure Statement.

INITIAL INVESTMENTS You may make your initial investment by mail or by wire transfer as described on the next page.

- BY MAIL Send a completed Application, together with a check made payable to the Fund in which you intend to invest (or, if you are investing in more than one Fund, make your check payable to RS Investments), to the Funds' Transfer
   Agent: National Financial Data Services, P.O. Box 219717, Kansas City, MO 64121-9717.

- BY OVERNIGHT MAIL Send the information described above to National Financial Data Services, 330 West 9th Street, First Floor, Kansas City, MO 64105-1514.

- ONLINE Investors in any Fund may open new accounts and exchange and redeem shares through the RS Investments Web site. RS Investments will accept Internet purchase instructions only for exchanges or if the purchase price is paid to RS Investments through debiting your bank account.RS Investments imposes a limit of $50,000 on Internet purchase and redemption transactions. You may also download an Automatic Investment Application to open an account from the Web site, complete it by hand, and mail it to RS Investments, along with a check and/or banking instructions. For additional online investing instructions, please visit www.RSinvestments.com.

- BY WIRE Telephone National Financial Data Services at 1-800-624-8025. Indicate the name(s) to be used on the account registration, the mailing address, your Social Security Number or tax ID number, the amount being wired, the name of your wiring bank, and the name and telephone number of a contact person at the wiring bank.

   Then instruct your bank to wire the specified amount, along with your account name and number to:
   State Street Bank and Trust Company
   ABA# 011 000028
   Attn: Custody
   DDA# 99047177
   225 Franklin Street Boston, MA 02110
   Credit: [Name of Fund]
   For further credit:
   (Shareholder's name)
   (Shareholder's account #)

   At the same time, you MUST mail a completed and signed Application to National Financial Data Services, P.O. Box 219717, Kansas City, MO 64121-9717. Please include your account number on the Application. Failure to supply a signed Application may result in backup withholding for payment to the U.S. Treasury as discussed in the Statement of Additional Information.

You also may purchase and sell shares through certain securities brokers. Such brokers may charge you a transaction fee for this service; account options available to clients of securities brokers, including arrangements regarding the purchase and sale of Fund shares, may differ from those available to people investing directly in the Funds. The Funds, RS Investments, or PFPC Distributors, Inc. ("PFPC Distributors"), the Funds' distributor, may in their discretion pay such brokers for shareholder, subaccounting, and other services.

SUBSEQUENT INVESTMENTS After your account is open, you may invest by Web, mail, telephone, or wire at any time. Please include your name and account number on all checks and wires. Please use separate checks or wires for investments to separate accounts.

- AUTOBUY The Autobuy option allows shareholders to purchase shares by moving money directly from their checking account to a Fund. If you have established the Autobuy option, you may purchase additional shares in an existing account in any amount that does not exceed the cumulative dollar value held in the account by calling the Transfer Agent at 1-800-624-8025 and instructing the Transfer Agent as to the dollar amount you wish to invest. The investment will automatically be processed through the Automatic Clearing House (ACH) system. Shares will be issued at the net asset value per share after the Fund accepts your order, which will typically be on the date when you provide proper instructions to the Transfer Agent (assuming you do so prior to the close of the New York Stock Exchange). There is no fee for this option. If you did not establish this option at the time you opened your account, you need to request an Automatic

   Investment form and send it with a voided check to the Transfer Agent.

OTHER INFORMATION ABOUT PURCHASING SHARES The RS Emerging Growth Fund is currently closed to new investors. Generally, shareholders of other Funds who are not currently shareholders in the RS Emerging Growth Fund will not be permitted to exchange their shares for shares of the RS Emerging Growth Fund. However, certain retirement plans and new investors purchasing shares through certain financial intermediaries may be permitted to purchase (or exchange other Fund shares for) shares of the RS Emerging Growth Fund. Contact RS Investments for more information.

All purchases of the Funds' shares are subject to acceptance by a Fund and are not binding until accepted and shares are issued. Failure to include your specific Fund and account information may delay processing of purchases. Purchases of Fund shares are generally made at the net asset value next determined after the purchase is accepted. (See "How Shares Are Priced.") However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent on the following business day may be effected at the net asset value determined on the prior business day. Please initiate any wire transfer early in the morning to ensure that the wire is received by a Fund before the close of the New York Stock Exchange, normally 4:00 p.m. Eastern Time.

All purchases must be made in U.S. dollars, and checks should be drawn on banks located in the U.S. Third-party checks will not be accepted as payment for purchases. If your purchase of shares is canceled due to nonpayment or because a check does not clear, you will be held responsible for any loss incurred by the Funds or the Transfer Agent. Each Fund can redeem shares to reimburse it or the Transfer Agent for any such loss.

Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive the minimum investment amounts specified in this Prospectus.

No share certificates will be issued.

HOW TO SELL SHARES

You may redeem your shares, or sell your shares back to the appropriate Fund, on any business day by following one of the procedures explained below.

- BY MAIL You may redeem your shares of a Fund by mailing a written request for redemption to the Transfer Agent that:

     -   States the number of shares or dollar amount to be redeemed.
     -   Identifies your Fund and account number.
     - Is signed by you and all other owners of the account exactly as their names appear on the account.

   If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents that support their authority to effect a redemption.

- BY TELEPHONE Unless you have indicated you do not wish to establish telephone redemption privileges (see the Account Application or call the Transfer Agent for details), you may redeem shares by calling the Transfer Agent at 1-800-624-8025 by the close of the New York Stock Exchange, normally 4:00 p.m. Eastern Time, on any day the New York Stock Exchange is open for business.

   If an account has more than one owner, the Transfer Agent may rely on the instructions of any one owner. Each Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions. If procedures established by the Trust are not followed, the Funds and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By not declining telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine (1) to redeem shares from your account and (2) to mail or wire the redemption proceeds. If you recently opened an account by wire, you cannot redeem shares by telephone until the Transfer Agent has received your completed Application.

   Telephone redemption is not available for shares held in IRAs. Each Fund may change, modify, or terminate its telephone redemption services at any time upon 30 days notice.

- ONLINE Internet cash redemptions will be paid to the same bank account from which the payment to RS Investments originated. RS Investments imposes a limit of $50,000 on Internet redemption transactions.

   You may be able to initiate many transactions electronically. Neither the Funds nor the Transfer Agent will be responsible for any losses resulting from unauthorized transactions if they follow reasonable security procedures designed to verify the identity of the investor. The Transfer Agent may request personalized security codes or other information. For additional online investing instructions, please visit www.RSinvestments.com.

- BY WIRE If your financial institution receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your financial institution's complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank account or brokerage account that you have authorized in writing. A $9.00 wire fee will be paid either by redeeming shares from your account, or upon a full redemption, deducting the fee from the proceeds.

- AUTOSELL The Autosell option allows shareholders to redeem shares from their RS Fund accounts and to have the proceeds sent directly to their checking account. If you have established the Autosell option, you may redeem shares by calling the Transfer Agent at 1-800-624-8025 and instructing it as to the dollar amount or number of shares you wish to redeem. The proceeds will automatically be sent to your bank through the Automatic Clearing House (ACH) system. There is no fee for this option. If you did not establish this option at the time you opened your account, you need to request an Automatic Investment form and send it with a voided check to the Transfer Agent.

GENERAL REDEMPTION POLICIES The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to 15 days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you purchase shares of a Fund through the Autobuy option and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to 15 days after your purchase of shares through the Autobuy option is accepted.

You may experience delays in exercising telephone redemptions during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, you may wish to consider transmitting redemption orders to the Transfer Agent by an overnight courier service.

EXCHANGES

Shares of one Fund may be exchanged for shares of another Fund. Exchanges of shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required, and the shareholder is a resident of a state where shares of the Fund in question are qualified for sale and qualifies to purchase shares of that Fund. (You may not exchange shares of a Fund for shares of the RS Emerging Growth Fund unless you are currently a shareholder of the RS Emerging Growth Fund.) However, you may not exchange your investment more than four times in any 12-month period (including the initial exchange of your investment from that Fund during the period, and subsequent exchanges of that investment from other Funds or the RS Money Market Fund during the same 12-month period).

Investors should note that an exchange is a taxable event and will generally result in a taxable gain or loss. Exchange privileges may be terminated, modified, or suspended by a Fund upon 60 days prior notice to shareholders.

Unless you have indicated that you do not wish to establish telephone exchange privileges (see the Account Application or call the Funds for details), you may make exchanges by telephone.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry forwards) to shareholders at least annually (more often, if necessary to avoid certain excise or income taxes on the Fund).

You may choose either of the following distribution options:
-  Reinvest your distributions in additional shares of your Fund.
-  Receive your distributions in cash.

All distributions will be automatically reinvested in Fund shares unless the shareholder requests cash payment on at least 10 days prior written notice to the Transfer Agent.

TAXES

QUALIFICATION AS A REGULATED INVESTMENT COMPANY Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid imposition of excise taxes. A Fund will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis.

TAXES ON DIVIDENDS AND DISTRIBUTIONS For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long shareholders have held Fund shares. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund before the shareholder invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions of gains from investments that the Fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

TAXES WHEN YOU SELL OR EXCHANGE YOUR SHARES Any gain resulting from the sale or exchange of your shares in the Funds will also generally be subject to federal income tax at the capital gains rate, depending on your holding period.

CONSULT YOUR TAX ADVISER ABOUT OTHER POSSIBLE TAX CONSEQUENCES This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information on your own tax situation, including possible foreign, state, and local taxes.

DISTRIBUTION ARRANGEMENTS AND RULE 12b-1 FEES

PFPC Distributors is the principal underwriter of the Funds' shares. To compensate PFPC Distributors for the services it provides and for the expenses it bears in connection with the distribution of Fund shares, each Fund makes payments to PFPC Distributors under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan is a compensation plan. Under the Plan, each of the Funds pays PFPC Distributors compensation, accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets.

RS Investments performs certain services in respect of the promotion of the shares of the Funds. PFPC Distributors pays to RS Investments a portion of the payments received by PFPC Distributors under the Distribution Plan, in respect of those services.

RS Investments or PFPC Distributors, at their own expense and out of their own assets, may also provide other compensation to financial institutions in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial institutions in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial institution-sponsored special events. In some instances, this compensation may be made available only to certain financial institutions whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws or rules of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

In addition to payments under the Distribution Plan, the Funds reimburse PFPC Distributors and RS Investments for payments they make to financial institutions that provide certain shareholder services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds' assets on an ongoing basis. As a result, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

RS DIVERSIFIED GROWTH FUND

                                                        YEAR            YEAR            YEAR            YEAR           YEAR
                                                       ENDED           ENDED           ENDED           ENDED          ENDED
                                                    12/31/02        12/31/01        12/31/00        12/31/99       12/31/98
Net asset value, beginning of period            $      23.26    $      22.83    $      32.99    $      15.89   $      14.04
Net investment income/(loss)                           (0.19)          (0.18)          (0.25)              -          (0.19)
Net realized and unrealized gain/(loss)                (8.91)           0.61           (8.69)          22.58           2.43
---------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                       (9.10)           0.43           (8.94)          22.58           2.24
Distributions from net investment income                   -               -               -               -              -
Distribution from net realized capital gain                -               -           (1.22)          (5.48)         (0.39)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $      14.16    $      23.26    $      22.83    $      32.99   $      15.89

TOTAL RETURN                                          (39.12)%          1.88%         (26.91)%        150.21%         16.28%
Net assets, end of period (thousands)           $    570,814    $    853,309    $    567,888    $    304,746   $     69,031
Net ratio of expenses to average net assets(1)          1.50%           1.52%           1.51%           1.84%          1.89%
Gross ratio of expenses to average net assets           1.69%           1.71%           1.66%           1.89%          1.95%
Net ratio of net investment income/(loss) to
  average net assets(1)                                (1.11)%         (1.03)%         (1.01)%         (1.40)%        (1.29)%
Gross ratio of net investment income/(loss)
  to average net assets                                (1.30)%         (1.22)%         (1.16)%         (1.44)%        (1.35)%
Portfolio turnover rate                                  223%            255%            383%            473%           403%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.66% and (1.16)%, respectively, for 2000, 1.71% and (1.22)%, respectively, for 2001, and 1.66% and (1.27)%, respectively, for 2002.

RS DIVERSIFIED GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS EMERGING GROWTH FUND

                                                        YEAR            YEAR            YEAR            YEAR           YEAR
                                                       ENDED           ENDED           ENDED           ENDED          ENDED
                                                    12/31/02        12/31/01        12/31/00        12/31/99       12/31/98
Net asset value, beginning of period            $      32.00    $      44.02    $      60.67    $      22.95   $      18.71
Net investment income/(loss)                           (0.34)          (0.29)          (0.47)           0.14          (0.20)
Net realized and unrealized gain/(loss)               (12.51)         (11.73)         (14.74)          40.89           5.32
---------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                      (12.85)         (12.02)         (15.21)          41.03           5.12
Distributions from net investment income                   -               -               -               -              -
Distribution from net realized capital gain                -               -           (1.44)          (3.31)         (0.88)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $      19.15    $      32.00    $      44.02    $      60.67   $      22.95

TOTAL RETURN                                          (40.16)%        (27.31)%        (25.04)%        182.56%         28.02%
Net assets, end of period (thousands)           $  1,307,774    $  2,473,783    $  3,867,028    $  3,579,620   $    403,330
Net ratio of expenses to average net assets(1)          1.53%           1.37%           1.29%           1.51%          1.47%
Gross ratio of expenses to average net assets           1.68%           1.59%           1.50%           1.51%          1.47%
Net ratio of net investment income/(loss) to
  average net assets(1)                                (1.35)%         (0.79)%         (0.82)%         (1.19)%        (1.03)%
Gross ratio of net investment income/(loss)
 to average net assets                                 (1.50)%         (1.01)%         (1.03)%         (1.19)%        (1.03)%
Portfolio turnover rate                                  166%            148%            157%            177%           291%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.50%
     and (1.03)%, respectively, for 2000, 1.59% and (1.01)%, respectively, for 2001, and 1.68% and (1.50)%, respectively, for 2002.

The RS Emerging Growth Fund is currently closed to new investors.

RS EMERGING GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

THE INFORMATION AGE FUND(R)

                                                        YEAR            YEAR            YEAR            YEAR           YEAR
                                                       ENDED           ENDED           ENDED           ENDED          ENDED
                                                    12/31/02        12/31/01        12/31/00        12/31/99       12/31/98
Net asset value, beginning of period            $      14.53    $      19.01    $      35.79    $      17.96   $      11.80
Net investment income/(loss)                           (0.18)          (0.14)          (0.40)              -          (0.20)
Net realized and unrealized gain/(loss)                (6.80)          (4.05)         (12.05)          21.72           6.36
---------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                       (6.98)          (4.19)         (12.45)          21.72           6.16
Distributions from net investment income                   -               -               -               -              -
Distribution from net realized capital gain                -           (0.29)          (4.33)          (3.89)             -
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $       7.55    $      14.53    $      19.01    $      35.79   $      17.96

TOTAL RETURN                                          (48.04)%        (22.11)%        (35.09)%        126.22%         52.20%
Net assets, end of period (thousands)           $     50,354    $    125,099    $    201,820    $    354,636   $    159,604
Net ratio of expenses to average net assets             1.74%           1.67%           1.54%           1.68%          1.74%
Gross ratio of expenses to average net assets           1.80%           1.70%           1.54%           1.69%          1.74%
Net ratio of net investment income/(loss) to
  average net assets                                   (1.59)%         (0.87)%         (1.22)%         (1.54)%        (1.55)%
Gross ratio of net investment income/(loss)
  to average net assets                                (1.65)%         (0.90)%         (1.22)%         (1.55)%        (1.55)%
Portfolio turnover rate                                  219%            318%            185%            182%           224%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

THE INFORMATION AGE FUND(R) The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS INTERNET AGE FUND(TM)

                                                      YEAR           YEAR           YEAR              PERIOD
                                                     ENDED          ENDED          ENDED     12/1/99 THROUGH
                                                  12/31/02       12/31/01       12/31/00         12/31/99(1)
Net asset value, beginning of period            $     5.76     $     6.53     $    12.18     $         10.00
Net investment income/(loss)                         (0.08)         (0.05)         (0.20)                  -
Net realized and unrealized gain/(loss)              (2.41)         (0.72)         (5.45)               2.18
------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                     (2.49)         (0.77)         (5.65)               2.18
Distributions from net investment income                 -              -              -                   -
Distribution from net realized capital gain              -              -              -                   -
------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $     3.27     $     5.76     $     6.53     $         12.18

TOTAL RETURN                                        (43.23)%       (11.79)%       (46.39)%             21.80%
Net assets, end of period (thousands)           $   35,059     $   69,069     $  100,281     $       103,585
Net ratio of expenses to average net assets(2)        2.08%          1.85%          1.78%               1.76%(3)
Gross ratio of expenses to average net assets         2.31%          2.16%          2.00%               1.82%(3)
Net ratio of net investment income/(loss) to
  average net assets(2)                              (1.96)%        (0.81)%        (1.52)%             (1.34)%(3)
Gross ratio of net investment income/(loss)
  to average net assets                              (2.19)%        (1.12)%        (1.74)%             (1.40)%(3)
Portfolio turnover rate                                203%           315%           238%                  2%

Per-share data has been determined using the average number of shares outstanding throughout the period.

(1) RS Internet Age Fund(TM) commenced operations on December 1, 1999.

(2) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.99% and (1.73)%, respectively, for 2000, 2.11% and (1.07)%, respectively, for 2001, and 2.23% and (2.11)%, respectively, for 2002.

(3) Annualized.

RS INTERNET AGE FUND(TM) The financial highlights table above is intended to help you understand the financial performance of the Fund since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS MIDCAP OPPORTUNITIES FUND

                                                      YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED
                                                  12/31/02      12/31/01      12/31/00      12/31/99     12/31/98
Net asset value, beginning of period            $     9.92    $    11.65    $    15.92    $    14.04   $    13.52
Net Investment income/(loss)                         (0.06)         0.10         (0.02)         0.04         0.14
Net realized and unrealized gain/(loss)              (2.56)        (1.73)        (1.09)         6.95         1.34
-----------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                     (2.62)        (1.63)        (1.11)         6.99         1.48
Distributions from net investment income                 -         (0.10)        (0.02)        (0.05)       (0.19)
Distribution from net realized capital gain              -             -         (3.14)        (5.06)       (0.77)
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $     7.30    $     9.92    $    11.65    $    15.92   $    14.04

TOTAL RETURN                                        (26.41)%      (14.01)%       (6.28)%       56.12%       11.65%
Net assets, end of period (thousands)           $   88,507    $  156,326    $  197,915    $  226,529   $  183,910
Net ratio of expenses to average net assets(1)        1.53%         1.47%         1.39%         1.59%        1.30%
Gross ratio of expenses to average net assets         1.67%         1.67%         1.58%         1.67%        1.64%
Net ratio of net investment income/(loss)
  to average net assets(1)                           (0.60)%        0.87%        (0.14)%        0.31%        1.00%
Gross ratio of net investment income/(loss)
  to average net assets                              (0.74)%        0.67%        (0.33)%        0.23%        0.65%
Portfolio turnover rate                                401%          409%          542%          408%         212%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.58% and (0.33)%, respectively, for 2000, 1.65% and 0.69%, respectively, for 2001, and 1.62% and (0.69)%, respectively, for 2002.

RS MIDCAP OPPORTUNITIES FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS SMALLER COMPANY GROWTH FUND

                                                      YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED
                                                  12/31/02      12/31/01      12/31/00      12/31/99     12/31/98
Net asset value, beginning of period            $    21.78    $    20.69    $    22.34    $    14.26   $    14.35
Net investment income/(loss)                         (0.20)        (0.21)        (0.33)            -        (0.21)
Net realized and unrealized gain/(loss)              (8.30)         1.90          1.24          8.08         0.12
-----------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                     (8.50)         1.69          0.91          8.08        (0.09)
Distributions from net investment income                 -             -             -             -            -
Distribution from net realized capital gain          (0.49)        (0.60)        (2.56)            -            -
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $    12.79    $    21.78    $    20.69    $    22.34   $    14.26

TOTAL RETURN                                        (39.07)%        8.31%         4.44%        56.66%       (0.63)%
Net assets, end of period (thousands)           $  109,341    $  116,490    $  106,349    $  103,312   $   94,723
Net ratio of expenses to average net assets(1)        1.81%         1.66%         1.67%         1.92%        1.91%
Gross ratio of expenses to average net assets         1.95%         1.97%         1.93%         1.97%        2.01%
Net ratio of net investment income/(loss) to
  average net assets(1)                              (1.52)%       (1.10)%       (1.41)%       (1.67)%      (1.46)%
Gross ratio of net investment income/(loss)
  to average net assets                              (1.66)%       (1.41)%       (1.67)%       (1.72)%      (1.56)%
Portfolio turnover rate                                128%          167%          126%           90%         108%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

(1) Pursuant to a securities lending arrangement, the borrower of the securities paid certain expenses of the Fund to the Fund's service providers. The net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets have been reduced to reflect the corresponding reduction in expenses paid by the Fund. In the absence of that arrangement, the net ratio of expenses to average net assets and the net ratio of net investment income/(loss) to average net assets would be 1.91% and (1.65)%, respectively, for 2000, 1.91% and (1.35)%, respectively, for 2001, and 1.90% and (1.61)%, respectively, for 2002.

RS SMALLER COMPANY GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS VALUE + GROWTH FUND

                                                      YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED
                                                  12/31/02      12/31/01      12/31/00      12/31/99     12/31/98

Net asset value, beginning of period            $    17.07    $    24.62    $    30.43    $    25.92   $    23.18
Net investment income/(loss)                         (0.15)        (0.21)        (0.33)            -        (0.25)
Net realized and unrealized gain/(loss)              (4.55)        (4.80)        (3.14)         7.16         6.33
-----------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                     (4.70)        (5.01)        (3.47)         7.16         6.08
Distributions from net investment income                 -             -             -             -            -
Distribution from net realized capital gain              -         (2.54)        (2.34)        (2.65)       (3.34)
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $    12.37    $    17.07    $    24.62    $    30.43   $    25.92

TOTAL RETURN                                        (27.53)%      (20.43)%      (11.09)%       28.43%       27.44%
Net assets, end of period (thousands)           $  170,431    $  297,613    $  482,194    $  673,900   $  677,505
Net ratio of expenses to average net assets           1.62%         1.60%         1.53%         1.59%        1.46%
Gross ratio of expenses to average net assets         1.67%         1.61%         1.53%         1.59%        1.46%
Net ratio of net investment income/(loss)
  to average net assets                              (0.87)%       (0.96)%       (1.05)%       (1.20)%      (0.96)%
Gross ratio of net investment income/(loss)
  to average net assets                              (0.92)%       (0.97)%       (1.05)%       (1.20)%      (0.96)%
Portfolio turnover rate                                346%          172%           71%           80%         190%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS VALUE + GROWTH FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

THE CONTRARIAN FUND(TM)

                                                      YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED
                                                  12/31/02      12/31/01      12/31/00      12/31/99     12/31/98
Net asset value, beginning of period            $    10.12    $    11.03    $    10.00    $     7.23   $    11.61
Net investment income/(loss)                         (0.05)        (0.07)         0.02          0.20        (0.08)
Net realized and unrealized gain/(loss)               0.19         (0.84)         1.01          2.57        (3.72)
-----------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                      0.14         (0.91)         1.03          2.77        (3.80)
Distributions from net investment income                 -             -             -             -            -
Distribution from net realized capital gain              -             -             -             -        (0.58)
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $    10.26    $    10.12    $    11.03    $    10.00   $     7.23

TOTAL RETURN                                          1.38%        (8.25)%       10.30%        38.31%      (32.69)%
Net assets, end of period (thousands)           $   57,916    $   66,934    $   91,919    $  115,911   $  124,666
Net ratio of expenses to average net assets           1.67%         2.22%         2.22%         2.17%        2.83%
Gross ratio of expenses to average net assets         1.74%         2.26%         2.25%         2.43%        2.83%
Net ratio of net investment income/(loss)
  to average net assets                              (0.40)%       (0.59)%        0.19%        (1.17)%      (0.80)%
Gross ratio of net investment income/(loss)
  to average net assets                              (0.47)%       (0.63)%        0.16%        (1.43)%      (0.80)%
Portfolio turnover rate                                125%          131%          117%           86%          39%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

THE CONTRARIAN FUND(TM) The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS GLOBAL NATURAL RESOURCES FUND

                                                    YEAR          YEAR          YEAR          YEAR         YEAR
                                                   ENDED         ENDED         ENDED         ENDED        ENDED
                                                12/31/02      12/31/01      12/31/00      12/31/99     12/31/98
Net asset value, beginning of period          $    11.56    $    11.49    $     9.13    $     7.46   $    11.67
Net investment income/(loss)                       (0.06)        (0.09)        (0.06)        (0.01)       (0.07)
Net realized and unrealized gain/(loss)             2.03          0.16          2.42          1.68        (3.95)
---------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                    1.97          0.07          2.36          1.67        (4.02)
Distributions from net investment income               -             -             -             -            -
Distribution from net realized capital gain            -             -             -             -        (0.19)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $    13.53    $    11.56    $    11.49    $     9.13   $     7.46

TOTAL RETURN                                       17.04%         0.61%        25.85%        22.39%      (34.45)%
Net assets, end of period (thousands)         $   38,763    $   21,777    $   29,371    $   22,818   $   23,467
Net ratio of expenses to average net assets         1.77%         1.86%         1.98%         2.09%        1.95%
Gross ratio of expenses to average net assets       1.86%         1.97%         2.10%         2.42%        2.21%
Net ratio of net investment income/(loss)
  to average net assets                            (0.55)%       (0.58)%       (0.53)%       (1.72)%      (0.69)%
Gross ratio of net investment income/(loss)
  to average net assets                            (0.64)%       (0.69)%       (0.65)%       (2.05)%      (0.96)%
Portfolio turnover rate                              159%          167%          159%          140%          63%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS GLOBAL NATURAL RESOURCES FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

RS PARTNERS FUND

                                                      YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED
                                                  12/31/02      12/31/01      12/31/00      12/31/99     12/31/98
Net asset value, beginning of period            $    17.67    $    15.72    $    11.96    $    11.53   $    16.49
Net investment income/(loss)                         (0.11)         0.04          0.09         (0.04)       (0.04)
Net realized and unrealized gain/(loss)               0.33          2.57          3.67          0.47        (4.31)
-----------------------------------------------------------------------------------------------------------------

TOTAL OPERATIONS                                      0.22          2.61          3.76          0.43        (4.35)
Distribution from net investment income                  -             -             -             -        (0.38)
Distribution from net realized capital gain          (0.07)        (0.66)            -             -        (0.23)
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $    17.82    $    17.67    $    15.72    $    11.96   $    11.53

TOTAL RETURN                                          1.23%        16.72%        31.44%         3.73%      (27.38)%
Net assets, end of period (thousands)           $  113,467    $   71,567    $   28,297    $   22,374   $   47,936
Net ratio of expenses to average net assets           1.88%         1.88%         1.90%         2.13%        1.88%
Gross ratio of expenses to average net assets         1.97%         2.04%         2.22%         2.79%        2.07%
Net ratio of net investment income/(loss)
  to average net assets                              (0.90)%       (0.07)%        0.73%        (1.24)%      (0.26)%
Gross ratio of net investment income/(loss)
  to average net assets                              (0.99)%       (0.23)%        0.41%        (1.90)%      (0.46)%
Portfolio turnover rate                                166%          198%          134%           84%          73%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Distributions reflect actual per-share amounts distributed for the period.

RS PARTNERS FUND The financial highlights table above is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have made or lost money on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request, or online at www.RSinvestments.com.

PRIVACY POLICY

RSINVESTMENTS PRIVACY POLICY
(THIS INFORMATION IS NOT PART OF THE PROSPECTUS.)

OUR POLICY

Your privacy is very important to RS Investments.

We consider customer privacy to be fundamental to our relationship with investors. We are committed to maintaining the confidentiality, integrity, and security of investors' personal information. It is therefore our policy to respect the privacy of current and former investors and to protect personal information entrusted to us. We have established internal policies to protect this confidentiality, while allowing us to serve investor needs.

INFORMATION WE COLLECT

In the course of providing products and services, we collect nonpublic personal information about our investors from sources such as account applications, other account forms, transactions made with us and from information captured on our Web site. The information we collect may include:

        - Information we receive from you on applications or other forms such as name, address, e-mail address, age, social security number, and name of beneficiary

        - Information about your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances

ACCESSING YOUR INFORMATION

We do not sell personal information to anyone. We restrict access to nonpublic personal information about our investors to employees and service providers involved in administering and servicing investor accounts. We do not disclose, and do not reserve the right to disclose, nonpublic personal information about our present or former investors, except as permitted by law.

We maintain physical, electronic, and procedural safeguards to guard the nonpublic information of our investors. An investor's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet. The policies and practices listed above apply to both current and former investors.

ADDITIONAL QUESTIONS

Our relationship with you is one of our most vital assets. We recognize that you have entrusted us with your private financial information, and we will do our utmost to maintain this trust. For additional questions concerning this policy, please contact us by e-mail at funds@RSinvestments.com or call us at 1-800-766-FUND.

PFPC Distributors, Inc., distributor.

                       This page left blank intentionally.

INVESTING WITH RS

There are several ways to invest with RS Funds. Please read the prospectus carefully before investing or sending money. Then, review the chart below for the investing option that you prefer:

METHOD                                CONTACT INFORMATION                  MORE DETAILS
------                                -------------------                  ------------
WEB [GRAPHIC]                         www.RSinvestments.com                New and current investors may invest up
                                                                           to $50,000 online. Click the ESTABLISH
                                                                           NEW ACCOUNT button on the MY ACCOUNT
                                                                           page; current investors may add to their
                                                                           investment by logging into their account
                                                                           and clicking the BUY SHARES button.

PHONE [GRAPHIC]                       1-800-766-FUND [3863]                Once you have established banking
                                                                           information on your account, you can
                                                                           call this number and SPEAK WITH A
                                                                           SHAREHOLDER SERVICES REPRESENTATIVE live
                                                                           OR go through OUR AUTOMATED PHONE SYSTEM
                                                                           and proceed with purchasing shares in
                                                                           the amount you wish to invest.

MAIL [GRAPHIC]             Regular:   National Financial Data Services     Send a COMPLETED APPLICATION and CHECK
                                      P.O. Box 219717                      MADE PAYABLE TO RS INVESTMENTS. Minimum
                                      Kansas City, MO 64121-9717           investment is $5,000 ($1,000 for IRA and
                                                                           gift/transfer-to-minor accounts);
                         Overnight:   National Financial Data Services     subsequent investments must be at least
                                      330 West Ninth Street, First Floor   $100 ($1 for IRAs).
                                      Kansas City, MO 64105-1514

WIRE [GRAPHIC]                        1-800-624-8025                       FIRST (new shareholders only), provide
                                                                           NFDS with details of your wire (name,
                                                                           mailing address, Social Security Number,
                                                                           amount being wired, name of your wiring
                                                                           bank, and the name and telephone number
                                                                           of a contact person at the wiring bank)
                                                                           by completing an account application and
                                                                           sending via regular mail. SECOND,
                                                                           instruct your bank to wire the specified
                                                                           amount, along with your account name and
                                                                           number to the bank specified on page 43.

Please see pages 42-44 for more detailed information.

(THIS INFORMATION IS NOT PART OF THE PROSPECTUS.)

[GRAPHIC]

RS FUNDS

PHONE: 1-800-766-FUND (3863)

WEB: www.RSinvestments.com

E-MAIL: funds@rsinvestments.com

24-HOUR ACCOUNT ACCESS

PHONE: 1-800-624-8025

WEB: ENTER MY ACCOUNT ON THE RS WEB SITE

RS FUNDS

GROWTH FUNDS (DATE OF INCEPTION)            TICKER SYMBOL   INVESTMENT STYLE   PORTFOLIO MANAGER(S)
RS DIVERSIFIED GROWTH FUND (8/1/96)         RSDGX           Small-Cap Growth   John Wallace, John Seabern

RS EMERGING GROWTH FUND (11/30/87)          RSEGX           Small-Cap Growth   Jim Callinan

THE INFORMATION AGE FUND(R) (11/15/95)      RSIFX           Sector             Jim Callinan, Steve Bishop, Wendell Laidley,
                                                                                 Allison Thacker

RS INTERNET AGE FUND(TM) (12/1/99)          RIAFX           Sector             Jim Callinan, Steve Bishop, Wendell Laidley,
                                                                                 Allison Thacker

RS MIDCAP OPPORTUNITIES FUND (7/12/95)      RSMOX           Mid-Cap Growth     John Wallace, Jay Sherwood

RS SMALLER COMPANY GROWTH FUND (8/15/96)    RSSGX           Small-Cap Growth   Bill Wolfenden

RS VALUE + GROWTH FUND (5/12/92)            RSVPX           Multi-Cap Growth   John Wallace


Value Funds (DATE OF INCEPTION)

THE CONTRARIAN FUND(TM) (6/30/93)           RSCOX           Mid-Cap Value      Andy Pilara

RS GLOBAL NATURAL RESOURCES FUND (11/15/95) RSNRX           Sector             Andy Pilara

RS PARTNERS FUND (7/12/95)                  RSPFX           Small-Cap Value    Andy Pilara

Refer to the accompanying prospectus for more information, including management fees and expenses associated with an ongoing investment as well as the special risks associated with investing in smaller companies; investing in the technology sector; investing internationally; investing in a more limited number of issuers or sectors; investing in high-yielding, lower-quality debt securities; and short selling. Please read the prospectus carefully before investing.

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS: To reduce expenses, we mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-766-3863 or if your shares are held through a financial institution please contact them directly. We will begin sending you individual copies thirty days after receiving your request.

(THIS INFORMATION IS NOT PART OF THE PROSPECTUS.)

[GRAPHIC]

                    CALL 1-800-766-FUND www.RSinvestments.com
                    388 MARKET STREET SAN FRANCISCO CA 94111

ADDITIONAL INFORMATION

The Trust's Statement of Additional Information (SAI) dated May 1, 2003, and annual and semiannual reports to shareholders contain additional information about the Funds. The SAI and the financial statements included in the Trust's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain free copies of these materials, request other information about the Funds, or make shareholder inquiries by writing to the Trust at the address above or by calling 1-800-766-FUND [3863].

The Trust and RS Investments have adopted a code of ethics which, under certain circumstances, permits personnel subject to the code to invest in securities that may be purchased or held by the Funds. The code of ethics of the Trust and RS Investments is filed as an exhibit to the Trust's registration statement. You may review and copy information about the Trust, including the SAI and the code of ethics, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 202-942-8090 for information about the operation of the public reference room. The Commission maintains a Web site at http://www.sec.gov which contains reports and other information about the Funds on the EDGAR database. You may also obtain copies of these materials, including the code of ethics, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-05159.

Investment Company Act File No. 811-05159

P321

                                                           [RS INVESTMENTS LOGO]